Financial asset at fair value through profit or loss (Details) - EUR (€) € in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss
Beginning Balance	€ 27,453
Investments during the year		€ 44,328
Redemptions	(27,893)		(18,169)
Unrealised gains and losses			47
Translation differences	1,339		1,247
Realized gains and losses	(899)
Ending Balance			€ 27,453